Capital And Financial Risk Management - Neither past due nor impaired (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Neither past due nor impaired [Line Items]
Trade and other receivables	$ 2,558	$ 1,977
Neither past due or impaired
Neither past due nor impaired [Line Items]
Trade and other receivables	$ 2,558	$ 1,977